Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined contribution plan
Employee benefit expenses	¥ 4,800	¥ 4,859	¥ 8,247